Summary of Significant Accounting Policies - Potentially Antidilutive Securities (Details) - shares		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 18, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	541,180	1,384,182	106,911,236
Reverse merger, conversion ratio (in shares)			0.0756	0.0756
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	541,180	1,384,182	609,656
Restricted stock awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0
Series A-1 Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	0	18,604,653
Series A-2 Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	0	13,291,208
Series B Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	0	74,405,719
Class A Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)				614,729	106,776,903
Class A Common Stock | Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)				614,729	468,632
Class A Common Stock | Restricted stock awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)				0	6,691
Class A Common Stock | Series A-1 Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)				0	18,604,653
Class A Common Stock | Series A-2 Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)				0	13,291,208
Class A Common Stock | Series B Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)				0	74,405,719
Class B Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)				0	0
Class B Common Stock | Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)				0	0
Class B Common Stock | Restricted stock awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)				0	0
Class B Common Stock | Series A-1 Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)				0	0
Class B Common Stock | Series A-2 Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)				0	0
Class B Common Stock | Series B Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)				0	0